PROPERTY, FURNITURE AND EQUIPMENT, NET (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in property, plant and equipment [abstract]
Balance Begining	S/ 1,480,702	S/ 1,509,492
Balance Ending	1,428,173	1,480,702	S/ 1,509,492
Net carrying amount	1,428,173	1,480,702	1,509,492
Land [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	401,553
Net carrying amount	401,553
Buildings [member]
Changes in property, plant and equipment [abstract]
Balance Ending	498,562
Net carrying amount	498,562
Installations [member]
Changes in property, plant and equipment [abstract]
Balance Ending	175,434
Net carrying amount	175,434
Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Ending	171,728
Net carrying amount	171,728
Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Ending	83,180
Net carrying amount	83,180
Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Ending	28,348
Net carrying amount	28,348
Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Ending	69,368
Net carrying amount	69,368
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance Begining	2,092,878	1,994,734	1,857,666
Acquisition of business, Note 2(a)	19,299	0	0
Depreciation for the year	146,066	170,138	178,895
Disposals and others	(173,939)	(71,994)	(41,827)
Balance Ending	2,084,304	2,092,878	1,994,734
Net carrying amount	2,084,304	2,092,878	1,994,734
Accumulated depreciation | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Acquisition of business, Note 2(a)	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Accumulated depreciation | Buildings [member]
Changes in property, plant and equipment [abstract]
Balance Begining	632,261
Acquisition of business, Note 2(a)	56
Depreciation for the year	31,065
Disposals and others	(5,692)
Balance Ending	657,690	632,261
Net carrying amount	657,690	632,261
Accumulated depreciation | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	457,104
Depreciation for the year	28,627
Disposals and others	(7,437)
Balance Ending	478,294	457,104
Net carrying amount	478,294	457,104
Accumulated depreciation | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	353,458
Acquisition of business, Note 2(a)	9,678
Depreciation for the year	33,210
Disposals and others	(88,326)
Balance Ending	308,020	353,458
Net carrying amount	308,020	353,458
Accumulated depreciation | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	536,322
Acquisition of business, Note 2(a)	9,424
Depreciation for the year	42,378
Disposals and others	(36,101)
Balance Ending	552,023	536,322
Net carrying amount	552,023	536,322
Accumulated depreciation | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	113,733
Acquisition of business, Note 2(a)	141
Depreciation for the year	10,786
Disposals and others	(36,383)
Balance Ending	88,277	113,733
Net carrying amount	88,277	113,733
Accumulated depreciation | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	0
Acquisition of business, Note 2(a)	0
Depreciation for the year	0
Disposals and others	0
Balance Ending	0	0
Net carrying amount	0	0
Cost [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	3,573,580	3,504,226	3,409,369
Additions	134,776	181,459	143,851
Acquisition of business, Note 2(a)	29,893	0	0
Transfers	0	0	0
Disposals and others	(225,772)	(112,105)	(48,994)
Balance Ending	3,512,477	3,573,580	3,504,226
Net carrying amount	3,512,477	3,573,580	S/ 3,504,226
Cost [Member] | Land [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	411,110
Additions	2,259
Acquisition of business, Note 2(a)	505
Transfers	0
Disposals and others	(12,321)
Balance Ending	401,553	411,110
Net carrying amount	401,553	411,110
Cost [Member] | Buildings [member]
Changes in property, plant and equipment [abstract]
Balance Begining	1,162,377
Additions	3,758
Acquisition of business, Note 2(a)	2,550
Transfers	2,154
Disposals and others	(14,587)
Balance Ending	1,156,252	1,162,377
Net carrying amount	1,156,252	1,162,377
Cost [Member] | Installations [member]
Changes in property, plant and equipment [abstract]
Balance Begining	611,568
Additions	13,493
Transfers	39,114
Disposals and others	(10,447)
Balance Ending	653,728	611,568
Net carrying amount	653,728	611,568
Cost [Member] | Furniture and fixture [Member]
Changes in property, plant and equipment [abstract]
Balance Begining	521,521
Additions	29,213
Acquisition of business, Note 2(a)	14,407
Transfers	5,549
Disposals and others	(90,942)
Balance Ending	479,748	521,521
Net carrying amount	479,748	521,521
Cost [Member] | Computer hardware [member]
Changes in property, plant and equipment [abstract]
Balance Begining	632,214
Additions	23,094
Acquisition of business, Note 2(a)	12,121
Transfers	5,687
Disposals and others	(37,913)
Balance Ending	635,203	632,214
Net carrying amount	635,203	632,214
Cost [Member] | Vehicles and equipment [member]
Changes in property, plant and equipment [abstract]
Balance Begining	155,417
Additions	486
Acquisition of business, Note 2(a)	310
Transfers	141
Disposals and others	(39,729)
Balance Ending	116,625	155,417
Net carrying amount	116,625	155,417
Cost [Member] | Work in progress [member]
Changes in property, plant and equipment [abstract]
Balance Begining	79,373
Additions	62,473
Acquisition of business, Note 2(a)	0
Transfers	(52,645)
Disposals and others	(19,833)
Balance Ending	69,368	79,373
Net carrying amount	S/ 69,368	S/ 79,373